SUPPLEMENTAL CASH FLOW INFORMATION	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
SUPPLEMENTAL CASH FLOW INFORMATION

24. SUPPLEMENTAL CASH FLOW INFORMATION

A summary of the Company’s non-cash finance costs is as follows:

	Year ended December 31,
	2025	2024
	$	$
Accretion of consideration payable (Note 10)	-	1,578
Accretion of decommissioning provision (Note 13)	2,147	1,895
Accretion of Trafigura Loan Facility (Note 11(b))	-	547
Accretion of COMIBOL initial investment CAPEX receivable (Note 6(a))	(1,056)	(2,924)
Finance charges on leases	603	189
Loss on change in fair value of consideration payable (Note 10)	15,460	13,472
Loss on remeasurement of cash flows related to CAPEX receivable (Note 6(a))	2,927	1,868
Interest expense, carrying and finance charges (Note 11)	2,128	1,488
	22,209	18,113

Other non-cash transactions not included in the table above are disclosed elsewhere in the notes to the consolidated financial statements.